Financial Liabilities - Borrowings - Summary of Carrying Amounts of Borrowings which Denominated in Currencies (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1,161	£ 1,230
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	217	276
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	667	672
Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	261	262
Other currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 16	£ 20